Goodwill and Other Intangible Assets	12 Months Ended
Feb. 02, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets

Note 5: Goodwill and Other Intangible Assets

Changes in the carrying amount of goodwill for the year ended February 2, 2014 and February 3, 2013 are as follows:

GROSS AMOUNT
Goodwill Balance at January 29, 2012	$272,286
Foreign exchange differences	(8)

Goodwill Balance at February 3, 2013	272,278
Foreign exchange differences	150

Goodwill Balance at February 2, 2014	$272,428

The following table presents our goodwill and intangible assets at February 2, 2014 and February 3, 2013:

		FEBRUARY 2, 2014		FEBRUARY 3, 2013
	USEFUL LIVES	GROSS CARRYING AMOUNT	ACCUMULATED AMORTIZATION	GROSS CARRYING AMOUNT	ACCUMULATED AMORTIZATION
Not subject to amortization:
Goodwill		$272,428	$—	$272,278	$—
Tradenames		79,000	—	79,000	—

Total not subject to amortization		351,428	—	351,278	—

Subject to amortization:
Trademarks	7 years	8,500	(4,471)	8,500	(3,255)
Customer relationships	9 years	1,700	(694)	1,700	(506)
Non-compete agreements	2 years	500	(500)	500	(500)

Total subject to amortization		10,700	(5,665)	10,700	(4,261)

Total goodwill and intangibles		$362,128	$(5,665)	$361,978	$(4,261)

The remaining weighted-average amortization period for intangibles subject to amortization is 3.7 years. Amortization expense was $1,404, $1,500, and $1,654 for the fiscal year 2013, the fiscal year 2012, and the fiscal year 2011, respectively. Estimated amortization expense relating to intangible assets subject to amortization for each of the five succeeding years and beyond is as follows:

AMORTIZATION EXPENSE

2014	$1,399
2015	1,399
2016	1,399
2017	588
2018	188
Thereafter	62

Total future amortization expense	$5,035